Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of derivative financial liabilities	The Company’s exposure to foreign currency risk against financial assets and financial liabilities was as follows, based on notional amounts:

(in millions)	EUR	JPY	SGD
December 31, 2022
Receivables and prepayments	$120	$—	$16
Cash and cash equivalents	48	4	420
Loans and borrowings	45	—	—
Trade and other payables	(388)	(73)	(149)
	$(175)	$(69)	$287
December 31, 2023
Receivables and prepayments	$86	$—	$28
Cash and cash equivalents	$104	$5	$19
Loans and borrowings	$11	$—	$—
Trade and other payables	$(253)	$(97)	$(121)
	$(52)	$(92)	$(74)

Disclosure of maturity analysis for derivative financial liabilities
The aging of financial assets including trade receivables is as follows:

			Past Due but Not Impaired
(in millions)	Total	Neither past Due Nor Impaired	< 30 Days	31-90 Days	91-120 Days	Great than 120 days
December 31, 2022	$2,254	$2,137	$84	$33	$—	$—
December 31, 2023	$2,785	$2,651	$127	$7	$—	$—
The table below summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	1 to 5 Years	Greater than 5 Years
December 31, 2022
Loans and borrowings	$2,511	$2,706	$229	$1,443	$1,034
Lease obligations	345	427	92	184	151
Derivative liabilities	66	66	61	5	—
Trade payables and other liabilities	2,265	2,265	2,171	63	31
Total	$5,187	$5,464	$2,553	$1,695	$1,216
December 31, 2023
Loans and borrowings	$2,372	$2,558	$575	$971	$1,012
Lease obligations	382	521	44	194	283
Derivative liabilities	56	56	42	14	—
Trade payables and other liabilities	1,438	1,438	1,354	55	29
Total	$4,248	$4,573	$2,015	$1,234	$1,324

Disclosure of fair value measurement of assets
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Assets:

Cash equivalents(1)	$961	$961	$—	$—

Investments in equity instruments(2)	$15	$—	$—	$15

Investment in marketable securities(3)	$994	$994	$—	$—

Derivatives(3)	$177	$—	$177	$—

Liabilities:

Derivatives(3)	$66	$—	$66	$—

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2023
Assets:

Cash equivalents (1)	$1,897	$1,626	$271	$—

Investments in equity instruments (2)	$19	$—	$—	$19

Investments in marketable securities(3)	$1,501	$1,189	$312	$—

Derivatives(4)	$132	$—	$132	$—

Liabilities:

Derivatives(4)	$56	$—	$56	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps. Included in other current and non-current financial assets and liabilities, as applicable, on the Company’s consolidated statements of financial position.
Disclosure of financial assets
The following table shows the carrying and fair values of the Company’s financial liabilities at amortized cost (“FLAC”) not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(in millions)		December 31, 2023		December 31, 2022
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	$2,372	$2,319	$2,511	$2,414
Total		$2,372	$2,319	$2,511	$2,414